Note 7 - Interim condensed balance sheet disclosures - Current Other Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Accruals and deferrals	€ 1,635	€ 1,271
Employee tax liabilities (wage and church tax)	571	444
Tax liabilities (taxes and interest)	57	109
Current employee benefit liabilities (incl. social security)	11	383
Miscellaneous other liabilities	6
Other current liabilities	€ 2,280	€ 2,207